S000047503 [Member] Investment Objectives and Goals - iShares MSCI Intl Momentum Factor ETF	Jun. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI INTL MOMENTUM FACTOR ETFTicker: IMTMStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares MSCI Intl Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics.